Note 4 - Loans	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 4. Loans

(In Thousands, Except Number of Loans)

The composition of LHFI, net at December 31, 2022 and 2021 is as follows:

	2022	2021
Real Estate:
Land Development and Construction	$52,731	$71,898
Farmland	11,437	13,114
1-4 Family Mortgages	92,148	98,525
Commercial Real Estate	316,541	281,239
Total Real Estate Loans	472,857	464,776

Business Loans:
Commercial and Industrial Loans (1)	96,500	92,501
Farm Production and Other Farm Loans	504	621
Total Business Loans	97,004	93,122

Consumer Loans:
Credit Cards	2,738	1,963
Other Consumer Loans	12,992	11,986
Total Consumer Loans	15,730	13,949

Total Gross Loans	585,591	571,847

Unearned Income	-	-
Allowance for Loan Losses	(5,264)	(4,513)

Loans, net	$580,327	$567,334

(1)	Includes Paycheck Protection Program ("PPP") loans of $80 and $5,789 as of December 31, 2022 and December 31, 2021, respectively.

footnote

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the Company’s Board of Directors for its approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.

Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value (“LTV”) ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories or receivables with LTV ratios from 50 percent to 80 percent. Residential real estate mortgage loans are collateralized by personal residences with LTV ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $104,261 and $105,251 of the loans outstanding at December 31, 2022 and 2021, respectively, were variable rate loans.

In the ordinary course of business, the Company has granted loans to certain directors, significant shareholders and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2022 is presented in the following table.

Balance outstanding at December 31, 2021	$3,884

Principal additions	145

Principal reductions	(3,106)

Balance outstanding at December 31, 2022	$923

In addition to the loans outstanding above, the Company has an outstanding letter of credit with one of the Company’s directors with availability of $2,275 at December 31, 2022 and 2021. The letter of credit was not drawn on during 2022 or 2021. The letter of credit was made on substantially the same terms as comparable transactions with other unaffiliated persons.

Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2022	2021
Real Estate:
Land Development and Construction	$-	$171
Farmland	117	118
1-4 Family Mortgages	1,720	1,891
Commercial Real Estate	846	1,249
Total Real Estate Loans	2,683	3,429

Business Loans:
Commercial and Industrial Loans	281	386
Farm Production and Other Farm Loans	-	3
Total Business Loans	281	389

Consumer Loans:
Other Consumer Loans	24	8
Total Consumer Loans	24	8

Total Non-accrual Loans	$2,988	$3,826

In the event that non-accrual loans had performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $354, $281 and $383 in 2022, 2021 and 2020, respectively.

An age analysis of past due loans, segregated by class of loans, as of December 31, 2022 is as follows:

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days	Total Past	Current	Total	Days
	Past Due	Past Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$-	$4	$4	$52,727	$52,731	$4
Farmland	38	30	68	11,369	11,437	-
1-4 Family Mortgages	1,799	439	2,238	89,910	92,148	95
Commercial Real Estate	933	486	1,419	315,122	316,541	-
Total Real Estate Loans	2,770	959	3,729	469,128	472,857	99

Business Loans:
Commercial and Industrial Loans	109	277	386	96,114	96,500	-
Farm Production and Other Farm Loans	4	-	4	500	504	-
Total Business Loans	113	277	390	96,614	97,004	-

Consumer Loans:
Credit Cards	56	12	68	2,670	2,738	12
Other Consumer Loans	66	23	89	12,903	12,992	-
Total Consumer Loans	122	35	157	15,573	15,730	12

Total Loans	$3,005	$1,271	$4,276	$581,315	$585,591	$111

An age analysis of past due loans, segregated by class of loans, as of December 31, 2021 is as follows:

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days	Total Past	Current	Total	Days
	Past Due	Past Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$6	$-	$6	$71,892	$71,898	$-
Farmland	130	33	163	12,951	13,114	-
1-4 Family Mortgages	1,678	292	1,970	96,555	98,525	140
Commercial Real Estate	157	570	727	280,512	281,239	-
Total Real Estate Loans	1,971	895	2,866	461,910	464,776	140

Business Loans:
Commercial and Industrial Loans	205	376	581	91,920	92,501	-
Farm Production and Other Farm Loans	3	-	3	618	621	-
Total Business Loans	208	376	584	92,538	93,122	-

Consumer Loans:
Credit Cards	35	12	47	1,916	1,963	12
Other Consumer Loans	76	2	78	11,908	11,986	2
Total Consumer Loans	111	14	125	13,824	13,949	14

Total Loans	$2,290	$1,285	$3,575	$568,272	$571,847	$154

Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all the amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. In determining which loans to evaluate for impairment, management looks at past due loans, bankruptcy filings and any situation that might lend itself to cause a borrower to be unable to repay the loan according to the original contract terms on those loans in excess of $100. If a loan is determined to be impaired and the collateral is deemed to be insufficient to fully repay the loan, a specific reserve will be established. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans or portions thereof, are charged-off when deemed uncollectible.

Impaired loans as of December 31, by class of loans, are as follows:

		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2022	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:

Land Development and Construction	$-	$-	$-	$-	$-	$86
Farmland	30	30	-	30	-	32
1-4 Family Mortgages	190	190	-	190	-	479
Commercial Real Estate	3,023	795	2,066	2,861	116	1,996
Total Real Estate Loans	3,243	1,015	2,066	3,081	116	2,593

Business:
Commercial and Industrial	304	196	-	196	-	214
Total Business Loans	304	196	-	196	-	214

Total Loans	$3,547	$1,211	$2,066	$3,277	$116	$2,807

		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2021	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:
Land Development and Construction	$171	$171	$-	$171	$-	$240
Farmland	33	33	-	33	-	72
1-4 Family Mortgages	767	767	-	767	-	892
Commercial Real Estate	1,294	1,019	112	1,131	3	3,479
Total Real Estate Loans	2,265	1,990	112	2,102	3	4,683

Business:
Commercial and Industrial	304	72	160	232	36	323
Total Business Loans	304	72	160	232	36	323

Total Loans	$2,569	$2,062	$272	$2,334	$39	$5,006

The Company classified one new commercial real estate loan as a TDR for the year ended December 31, 2022 and no new TDRs were added in 2021 and 2020, respectively.

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number	Recorded
	of Loans	Investment
Total at January 1, 2021	3	$2,495
Reductions due to:
Principal paydowns		(382)
Total at December 31, 2021	3	2,113
Reductions due to:
Reclassification to OREO	2	(1,788)
Principal paydowns		(112)
Total at December 31, 2022	1	213
Additions	1	2,078
Reductions due to:
Principal paydowns		(109)

Total at December 31, 2023	1	$2,182

The allocated allowance for loan losses attributable to restructured loans was $116 and -0- at December 31, 2022 and 2021, respectively.

The Company had no commitments to lend additional funds on these TDRs at December 31, 2022.

The Company utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.

Grade 1. MINIMAL RISK - These loans are without loss exposure to the Company. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.

Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.

Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Company. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.

Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key balance sheet ratios are usually close to peers but one or more may not align with peers.

Grade 5. MANAGEMENT ATTENTION - Borrower has potential weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.

Grade 6. OTHER LOANS ESPECIALLY MENTIONED (“OLEM”) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have weaknesses, which may, if not checked or corrected, weaken the asset or inadequately protect the Bank's credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.

Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.

Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.

These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2022.

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2022:

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$50,015	$2,427	$289	$-	$-	$52,731
Farmland	10,832	269	336	-	-	11,437
1-4 Family Mortgages	85,861	1,816	4,471	-	-	92,148
Commercial Real Estate	274,901	7,975	33,665	-	-	316,541
Total Real Estate Loans	421,609	12,487	38,761	-	-	472,857

Business Loans:
Commercial and Industrial Loans	91,016	4,902	577	-	5	96,500
Farm Production and Other Farm Loans	491	-	13	-	-	504
Total Business Loans	91,507	4,902	590	-	5	97,004

Consumer Loans:
Credit Cards	2,670	-	68	-	-	2,738
Other Consumer Loans	12,934	7	51	-	-	12,992
Total Consumer Loans	15,604	7	119	-	-	15,730

Total Loans	$528,720	$17,396	$39,470	$-	$5	$585,591

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2021:

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$69,758	$1,547	$593	$-	$-	$71,898
Farmland	12,365	297	452	-	-	13,114
1-4 Family Mortgages	89,120	3,590	5,815	-	-	98,525
Commercial Real Estate	238,561	8,055	34,623	-	-	281,239
Total Real Estate Loans	409,804	13,489	41,483	-	-	464,776

Business Loans:
Commercial and Industrial Loans	85,138	1,483	5,877	-	3	92,501
Farm Production and Other Farm Loans	606	-	12	-	3	621
Total Business Loans	85,744	1,483	5,889	-	6	93,122

Consumer Loans:
Credit Cards	1,916	-	47	-	-	1,963
Other Consumer Loans	11,903	20	58	3	2	11,986
Total Consumer Loans	13,819	20	105	3	2	13,949

Total Loans	$509,367	$14,992	$47,477	$3	$8	$571,847